SEMI ANNUAL REPORT

[GLOBE GRAPHIC]

February 28, 1999


TEMPLETON EMERGING
MARKETS FUND, INC.


[FRANKLIN TEMPLETON LOGO]

PAGE


[CELEBRATING 50 YEARS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do investment company share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

[PHOTO OF J. MARK MOBIUS APPEARS HERE]

J. Mark Mobius, Ph.D.
President
Templeton Emerging
Markets Fund, Inc.

Dr. Mobius, a German citizen, has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of business practices and customs unique to developing nations.

PAGE

SHAREHOLDER LETTER

-------------------------------------------------------------------------------
Your Fund's Goal: Templeton Emerging Markets Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities.
-------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Emerging Markets Fund covers the period ended February 28, 1999. During the six months under review, the Fund delivered a six-month cumulative total return of +62.21% in market-price terms, significantly outperforming the Morgan Stanley Capital International(R) (MSCI) Emerging Markets Free Index, which posted a return of +24.65% for the same period.(1) In net asset value terms, the Fund delivered a six-month cumulative total return of +19.43%, as shown in the Performance Summary on page 10.

After Russia's economic meltdown in August, world financial leaders became increasingly sensitive to the impact of emerging markets upon the global economy.


1. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging countries, such as Brazil, China, Korea and Poland. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.



CONTENTS

Shareholder Letter ...........................    1

Important Notice
to Shareholders ..............................    6

Performance Summary ..........................    9

Financial Highlights &
Statement of Investments .....................   11

Financial Statements .........................   22

Notes to Financial Statements ................   25

[FUND CATEGORY PYRAMID]

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/99

[PIE CHART]

[THIS CHARTS SHOWS IN PIE FORMAT THE GEOGRAPHIC DISTRIBUTION BREAKDOWN OF SECURITIES IN TEMPLETON EMERGING MARKETS FUND ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]


Asia                                        57.4%
Latin America                               27.9%
Middle East & Africa                        10.3%
Europe                                        3.1%
Short-Term Investments & Other Net Assets     1.3%

Brazil, the world's eighth-largest economy, had been in a state of decline since the end of July 1998, when massive amounts of foreign capital began leaving the country. And when the Malaysian government announced the imposition of strict currency controls in September, fear that such measures could be taken elsewhere focused further attention on emerging markets.

In November, the Federal Reserve Board lowered U.S. interest rates for the third time in 1998, which helped strengthen emerging market currencies against the U.S. dollar, and speculation involving the Hong Kong dollar and the Chinese renmimbi eased, spurring a rally in Asian stocks. In Latin America, Brazil successfully negotiated a standby emergency agreement with the International Monetary Fund (IMF), temporarily halting the exodus of investment dollars from that country, but the flight of capital resumed and its government implemented the IMF standby agreement. Many foreign investors took this as a cue to roll back their Brazilian positions, and by the end of December, concern about this situation had spread throughout the world.

During January, Brazil's central bank devalued the real, and then decided to float the currency, allowing its value to fluctuate with market forces, rather than pegging it within a daily trading band. Initial worldwide reaction to these moves was mostly negative, and currency speculation resumed in China and Hong Kong. However, President Menem of Argentina managed to prevent a run on the Argentine peso by publicly discussing possible dollarization of Argentina's economy, where the U.S. dollar is already legal tender.


2

PAGE


While the floating of Brazil's currency did not have the severe impact of the Thai baht devaluation of 1997 or the 1998 Russian economic meltdown, it did taint investor sentiment towards emerging markets. Currencies in many Eastern European markets failed to recover, and the markets of Asia experienced general weakness. But even though Brazil's Bovespa Index did fall 21.44% during the reporting period, Mexico's equity market rose +44.39%, Argentina's Merval Index advanced +7.15%, and Chile's stock market appreciated +17.92%.(2) Another positive result was that Brazilian state leaders gave up their opposition to federal pension fund reforms, which Brazil's Congress passed on the fourth reading shortly after the float of the real.

On February 28, 1999, 98.7% of the Fund's total net assets were in equities, and 1.3% were in short-term investments and other assets. The Fund owned investments in 30 countries with Mexico being its largest country holding. Our largest regional holdings were Asia (57.4%), followed by Latin America (27.9%), Mid-east/Africa (10.3%), and Europe (3.1%). In the period under review, many of our Asian holdings benefited from gains in recovering markets there. For example, our shares of Samsung Display Devices Ltd. (South Korea), and Thai Farmers Bank Public Co. Ltd. (Thailand) appreciated 66.6% and 289.2%, respectively during the period.(3)

2. Source: Standard & Poor's(R) Micropal. Market returns are measured in U.S. dollars and, except for Chile's stock market, include reinvested dividends. Indices are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Bloomberg. Price appreciation is measured in U.S. dollars and does not include reinvested dividends.

TOP 10 COUNTRIES*

Equity Investments
2/28/99

[THIS TABLE LISTS THE TOP 10 COUNTRIES* REPRESENTED BY EQUITY INVESTMENTS OF TEMPLETON EMERGING MARKETS FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

                  % OF TOTAL
COUNTRY           NET ASSETS
----------------------------
Mexico                 10.9%
Singapore              10.8%
Thailand               10.7%
South Africa            9.9%
Brazil                  8.0%
Turkey                  7.2%
South Korea             7.0%
Malaysia                5.0%
Hong Kong**             4.8%
Indonesia               4.0%


* Does not include investments in fixed-income securities, and short-term investments and other assets.

** Hong Kong reverted to the sovereignty of China on July 1, 1997.


                                                                               3

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TOP 10 HOLDINGS*
2/28/99

[THIS TABLE LISTS THE TOP 10 HOLDINGS*, INCLUDING INDUSTRY AND COUNTRY OF ORIGIN, OF TEMPLETON EMERGING MARKETS FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

COMPANY                             % OF TOTAL
INDUSTRY, COUNTRY                   NET ASSETS
----------------------------------------------
Telefonos de Mexico SA
(Telmex), L, ADR
Telecommunications, Mexico                5.0%

Thai Farmers Bank
Public Co. Ltd., fgn.
Banking, Thailand                         3.3%

Korea Electric Power Corp.
Utilities Electrical & Gas,
South Korea                               3.3%

Akbank
Banking, Turkey                           3.2%

Anglo American Corp.
of South Africa Ltd.
Metals & Mining,
South Africa                              2.3%

Telecomunicacoes
Brasileiras SA (Telebras), pfd.
Telecommunications, Brazil                2.3%

Finansbank, Br.
Banking, Turkey                           2.2%

Philippine Long Distance
Telephone Co., ADR
Telecommunications,
Philippines                               2.1%

Siam Cement
Public Co. Ltd., fgn.
Building Materials &
Components, Thailand                      2.0%

City Developments Ltd.
Real Estate, Singapore                    1.8%


* Does not include investments in fixed-income securities, and short-term investments and other assets.


Looking forward, we remain optimistic about the potential long-term growth of emerging markets. Volatility in Latin America has allowed us to acquire positions in companies we consider key industry leaders there, while divesting ourselves of holdings that we believed had reached their full value. Because our Latin American portfolio was structured with possible currency devaluation in mind, we believe that many companies whose shares we hold could benefit from the float of the real. In Asia, financial reforms underway there could encourage further recovery of the region. Likewise, emerging markets in Europe may improve if governments attempting to meet admittance criteria to the European Monetary Union reform their economic policies.

Of course, investing in foreign securities involves special risks, such as adverse economic, social and political developments in the countries where the Fund invests, as well as market and currency volatility. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered 6 declines of more than 20% during that time.(4) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.

4. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in U.S. dollars and do not include reinvested dividends.


4

PAGE


Please remember that this discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

We thank you for your participation in Templeton Emerging Markets Fund and welcome your comments and suggestions.

Sincerely,

/s/J. MARK MOBIUS
----------------------

J. Mark Mobius, Ph.D.
President
Templeton Emerging Markets Fund, Inc.


                                                                               5

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IMPORTANT NOTICE TO SHAREHOLDERS
-------------------------------------------------------------------------------
EURO RISK. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers, which the Fund may hold in its portfolio, and their impact on Fund performance. To the extent the Fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 ISSUE. The Fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by the investment manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Fund could experience difficulties in effecting
-------------------------------------------------------------------------------

6

PAGE

-------------------------------------------------------------------------------
transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

WHEN EVALUATING CURRENT AND POTENTIAL PORTFOLIO POSITIONS, YEAR 2000 IS ONE OF THE FACTORS THE FUND'S INVESTMENT MANAGER CONSIDERS.

The investment manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may be more susceptible to Year 2000 risks and may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The investment manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness. Of course, the Fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Fund and its investment manager may have no control.

If a company in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the Fund's performance.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop
-------------------------------------------------------------------------------

                                                                               7

PAGE

-------------------------------------------------------------------------------
a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.
-------------------------------------------------------------------------------

8

PAGE


PERFORMANCE SUMMARY AS OF 2/28/99

DISTRIBUTIONS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES AND THE LEVEL OF THE FUND'S OPERATING EXPENSES. PAST DISTRIBUTIONS ARE NOT INDICATIVE OF FUTURE TRENDS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS ACCORDING TO THE TERMS SPECIFIED IN THE FUND'S DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN AND DO NOT REFLECT ANY SALES CHARGES PAID AT INCEPTION OR BROKERAGE COMMISSIONS PAID ON SECONDARY MARKET PURCHASES.


PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

                                CHANGE             2/28/99         8/31/98
--------------------------------------------------------------------------
Net Asset Value                 - $2.21             $8.64          $10.85
Market Price (NYSE)              +$0.75           $9.9375         $9.1875

                                DISTRIBUTIONS
                                ------------------------------------------
Dividend Income                 $0.29
Long-Term Capital Gain          $4.25
Short-Term Capital Gain         $0.01
      TOTAL                     $4.55

Templeton Emerging Markets Fund paid distributions derived from long-term capital gains totaling $4.25 cents ($0.0425) per share in November and December 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


Past performance is not predictive of future results.


                                                                               9

PAGE

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

PERFORMANCE

                                                                INCEPTION
CLASS A            6-MONTH     1-YEAR     5-YEAR    10-YEAR     (2/26/87)
-------------------------------------------------------------------------
Cumulative
Total Return(1)
   Based on
   change in
   net asset
   value           +19.43%     -17.78%    -4.37%    +400.88%     +401.98%

   Based on
   change in
   market
   price           +62.21%     -15.11%    -5.21%    +426.09%     +438.36%

Average Annual
Total Return(2)
  Based on
  change in
  net asset
  value           +19.43%      -17.78%    -0.89%     +17.49%     +14.37%

  Based on
  change in
  market
  price           +62.21%      -15.11%    -1.06%     +18.06%     +15.04%

Past performance is not predictive of future results.


10

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Financial Highlights

                                          SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 1999      ----------------------------------------------------------------
                                             (UNAUDITED)           1998          1997          1996          1995          1994
                                          ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period..............................            $10.85             $20.67        $17.26        $18.23        $22.77        $17.94
                                          ---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income..............               .07                .26           .27           .25           .23           .10
 Net realized and unrealized gains
   (losses).........................              2.27              (7.64)         4.27          1.20         (1.62)         5.87
                                          ---------------------------------------------------------------------------------------
Total from investment operations....              2.34              (7.38)         4.54          1.45         (1.39)         5.97
                                          ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income..............              (.29)              (.26)         (.21)         (.26)         (.10)         (.29)
 Net realized gains.................             (4.26)             (2.18)         (.92)        (2.16)        (3.05)         (.85)
                                          ---------------------------------------------------------------------------------------
Total distributions.................             (4.55)             (2.44)        (1.13)        (2.42)        (3.15)        (1.14)
                                          ---------------------------------------------------------------------------------------
Net asset value, end of period......             $8.64             $10.85        $20.67        $17.26        $18.23        $22.77
                                          =======================================================================================
Total Return*
 Based on market value per share....            62.21%           (54.35)%        33.81%         7.45%      (16.94)%        26.11%
 Based on net asset value per
   share............................            19.43%           (39.69)%        27.34%         8.69%       (8.53)%        33.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...          $152,576           $182,352      $342,002      $283,678      $294,962      $363,760
Ratios to average net assets:
 Expenses...........................             1.71%**            1.70%         1.67%         1.71%         1.73%         1.78%
 Net investment income..............             1.36%**            1.58%         1.38%         1.51%         1.28%          .46%
Portfolio turnover rate.............            12.05%             40.51%        12.60%         8.83%        27.58%         6.50%

*Total return is not annualized.
**Annualized.
                       See Notes to Financial Statements.
                                                                              11

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES 98.7%
ARGENTINA 2.6%
*Atanor Cia Nacional Para la Industria Quimica SA,
  D.................................................              Chemicals                    57,964     $     31,313
*Capex SA, A........................................     Utilities Electrical & Gas            45,400          199,840
Central Costanera SA, B.............................     Utilities Electrical & Gas            11,601           26,403
*Garovaglio Y Zorraquin SA..........................              Chemicals                   163,791          145,832
Molinos Rio de la Plata SA, B.......................      Food & Household Products           112,257          205,513
Nobleza Piccardo Sdad Industrial Comercial y
  Financial.........................................         Beverages & Tobacco               20,760           76,843
Quilmes Industrial SA, ADR..........................         Beverages & Tobacco                7,900           68,139
*Siderar, A.........................................           Metals & Mining                  1,400            2,059
Siderca SA, A.......................................           Metals & Mining                 35,000           30,812
*Sociedad Comercial del Plata Cadelplata Come.......           Multi-Industry               1,176,430          600,219
Transportadora de Gas del Sur SA, B.................     Utilities Electrical & Gas           167,738          334,771
Transportadora de Gas del Sur SA, B, Reg S, ADR.....     Utilities Electrical & Gas           200,500        1,979,938
YPF Soc Anonima Yacimientos Petroliferos, ADR.......           Energy Sources                   8,575          248,675
                                                                                                          ------------
                                                                                                             3,950,357
                                                                                                          ------------
AUSTRIA .5%
*Austria Tabak AG...................................         Beverages & Tobacco                6,300          465,368
OMV AG..............................................           Energy Sources                   3,000          276,634
                                                                                                          ------------
                                                                                                               742,002
                                                                                                          ------------
BRAZIL 8.0%
Banco Bradesco SA...................................               Banking                185,780,741          619,878
Banco Bradesco SA, pfd. ............................               Banking                168,113,328          675,758
Banco do Brasil SA..................................               Banking                    221,000              694
Banco do Brazil SA, pfd. ...........................               Banking                  8,190,000           34,088
*Centrais Eletricas Brasileiras SA (Electrobras),
  pfd. .............................................     Utilities Electrical & Gas       161,936,770        2,220,165
Centrais Geradoras Do Sul Do Brasil SA, B, pfd. ....     Utilities Electrical & Gas       189,527,770          114,555
Cia Energetica de Minas Gerais Cemig, pfd., Br. ....     Utilities Electrical & Gas        54,200,000          713,789
*Cia Mesbla SA, pfd. ...............................            Merchandising               6,825,690              335
Cia Vale do Rio Doce, A, pfd. ......................           Metals & Mining                 24,500          313,624
Companhia Energetica do Ceara, pfd. ................     Utilities Electrical & Gas        12,700,000           18,722
Companhia Paranaense de Energia-Copel, ADR..........     Utilities Electrical & Gas            17,500           78,750
Copene-Petroquimica do Nordeste SA, A, pfd. ........              Chemicals                 5,742,800          467,043
Duratex SA, pfd. ...................................       Forest Products & Paper          8,687,800          138,749
Itausa-Investimentos SA, pfd. ......................           Multi-Industry               3,947,346        1,629,371
*Mannesmann SA, pfd. ...............................       Machinery & Engineering          1,951,344          114,875
Petroleo Brasileiro SA (Petrobras), pfd. ...........           Energy Sources              11,504,966          910,843
*Tele Norte Leste Participacoes SA, pfd. ...........         Telecommunications            53,400,000          530,326
Telecomunicacoes Brasileiras SA (Telebras)..........         Telecommunications            83,151,950        2,880,694
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...         Telecommunications             9,284,000          601,293
Unibanco Uniao de Bancos Brasileiros SA.............               Banking                  7,223,468          193,454
                                                                                                          ------------
                                                                                                            12,257,006
                                                                                                          ------------

 12

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHILE 1.8%
Antofagasta Holdings Plc. ..........................           Metals & Mining                677,181     $  1,898,476
Compania de Telecomunicaciones de Chile SA, ADR.....         Telecommunications                26,200          579,675
Empresa Nacional de Electricidad SA, ADR............      Electrical & Electronics             21,600          272,700
                                                                                                          ------------
                                                                                                             2,750,851
                                                                                                          ------------
CHINA .6%
China Resources Enterprises Ltd. ...................           Multi-Industry                 157,000          205,679
*China Southern Glass Co. Ltd., B...................   Building Materials & Components        314,092           23,513
China Vanke Co. Ltd., B.............................             Real Estate                  130,328           29,437
Chiwan Wharf Holdings Ltd., B.......................           Transportation               1,058,000           92,858
Guangshen Railway Co. Ltd., H.......................           Transportation                 834,000           95,803
Guangshen Railway Co. Ltd., H, ADR..................           Transportation                  12,700           71,438
*Luoyang Glass Co. Ltd., H..........................    Misc Materials & Commodities           61,000            1,260
Shandong Huaneng Power Development Co. Ltd., ADR....     Utilities Electrical & Gas            29,000          103,313
*Shanghai Chlor-Alkali Chemical Co. Ltd., B.........              Chemicals                   603,800           33,813
*Shanghai Jin Jiang Tower Co. Ltd., B...............          Leisure & Tourism               597,360           48,984
*Shanghai New Asia Group Co. Ltd., B................      Food & Household Products           102,362           11,669
Shanghai Petrochemical Co. Ltd., H..................              Chemicals                   524,000           42,609
*Shanghai Tyre & Rubber Co. Ltd., B.................        Industrial Components             675,730           60,816
*Shanghai Vacuum Electron Devices Co. Ltd., B.......   Appliances & Household Durables        262,432           25,718
                                                                                                          ------------
                                                                                                               846,910
                                                                                                          ------------
COLOMBIA 1.4%
Bavaria SA..........................................         Beverages & Tobacco               92,400          383,464
Cementos Argos SA...................................   Building Materials & Components        556,528        1,208,105
Cia Colombiana de Tabacos SA........................         Beverages & Tobacco               70,000          125,140
Compania Nacional de Chocolates SA..................      Food & Household Products            79,955          234,824
Compania Suramericana de Inversiones SA.............              Insurance                   155,540          218,476
                                                                                                          ------------
                                                                                                             2,170,009
                                                                                                          ------------
CZECH REPUBLIC .3%
*CEZ AS.............................................     Utilities Electrical & Gas           185,900          242,239
*SPT Telecom AS.....................................         Telecommunications                19,000          214,758
Tabak AS............................................         Beverages & Tobacco                  100           21,056
                                                                                                          ------------
                                                                                                               478,053
                                                                                                          ------------
EGYPT .2%
Commercial International Bank Ltd. .................               Banking                     27,700          301,489
Eastern Tobacco Co. ................................         Beverages & Tobacco                2,501           73,521
                                                                                                          ------------
                                                                                                               375,010
                                                                                                          ------------
GHANA .1%
Ashanti Goldfields Co. Ltd., GDR, Reg S.............           Metals & Mining                 22,138          196,475
                                                                                                          ------------
GREECE
National Bank of Greece SA..........................               Banking                          6              410
                                                                                                          ------------

                                                                              13

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG 4.8%
CDL Hotel International Ltd. .......................          Leisure & Tourism                62,531     $     16,061
Cheung Kong Holdings Ltd. ..........................           Multi-Industry                 266,000        1,811,042
Citic Pacific Ltd. .................................           Multi-Industry                 451,000          788,752
Dairy Farm International Holdings Ltd. .............            Merchandising                 227,116          243,014
Hang Lung Development Co. Ltd. .....................             Real Estate                  981,000          943,300
HSBC Holdings PLC...................................               Banking                     47,658        1,340,963
Jardine Matheson Holdings Ltd. .....................           Multi-Industry                 219,918          576,185
Jardine Strategic Holdings Ltd. ....................           Multi-Industry                 124,500          180,525
Lai Sun Garment International Ltd. .................           Multi-Industry                  76,000            4,414
New World Development Co. Ltd. .....................             Real Estate                  510,466          938,871
Sun Hung Kai Properties Ltd. .......................             Real Estate                   69,599          473,860
                                                                                                          ------------
                                                                                                             7,316,987
                                                                                                          ------------
HUNGARY .8%
Borsodchem RT.......................................              Chemicals                    16,972          309,453
Borsodchem RT, GDR, Reg S...........................              Chemicals                    19,500          354,413
Fotex First Hungarian-American Photo Service Co. ...           Multi-Industry                 973,000          426,625
Tiszai Vegyi Kombinat RT............................              Chemicals                    19,250          202,654
                                                                                                          ------------
                                                                                                             1,293,145
                                                                                                          ------------
INDIA 3.0%
Arvind Mills Ltd. ..................................         Textiles & Apparel                42,100           37,784
*ATV Projects India Ltd. ...........................       Machinery & Engineering            200,000           11,716
Bharat Petroleum Corp. Ltd. ........................           Energy Sources                  89,600          440,074
Bombay Dyeing & Manufacturing Co. Ltd. .............              Chemicals                    13,050           16,513
Grasim Industries Ltd. .............................           Multi-Industry                   6,550           23,483
Grasim Industries Ltd., GDR.........................           Multi-Industry                  21,000           92,925
Great Eastern Shipping Co. Ltd. ....................           Transportation                  63,500           32,289
Gujarat Narmada Valley Fertilizers Co. Ltd. ........              Chemicals                    23,600            7,632
Hindalco Industries Inc. ...........................           Metals & Mining                  5,500           57,352
Hindalco Industries Inc., GDR, Reg S................           Metals & Mining                 10,000          102,500
Hindustan Organic Chemicals Ltd. ...................              Chemicals                       900              128
Hindustan Petroleum Corporation Ltd. ...............           Energy Sources                  28,000          135,817
India Cements Ltd., GDR.............................   Building Materials & Components         61,890           43,323
Indian Petrochemicals Corp. Ltd. ...................              Chemicals                    63,500          182,576
*Indian Rayon & Industries Ltd. ....................           Multi-Industry                  27,750           53,062
Indian Rayon & Industries Ltd., GDR.................           Multi-Industry                   8,700           16,965
Indo Gulf Corp. Ltd. ...............................              Chemicals                    48,200           24,340
Industrial Credit & Inv. Corp. of India.............         Financial Services               439,600          416,680
Industrial Credit & Inv. Corp. of India, GDR........         Financial Services                10,400           66,300
*Larsen & Toubro Ltd. ..............................           Multi-Industry                 189,150          810,675
Larsen & Toubro Ltd., GDR, Reg S....................           Multi-Industry                  49,900          424,150
*Madras Cements Ltd. ...............................   Building Materials & Components            905           69,935
Mahanagar Telephone Nigam Ltd. .....................         Telecommunications                62,000          230,856
*National Aluminum Co. Ltd. ........................           Metals & Mining                211,100           81,620
Reliance Industries Ltd. ...........................              Chemicals                    77,400          252,831

 14

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDIA (CONT.)
Reliance Industries Ltd., GDR.......................              Chemicals                    81,900     $    481,163
Tata Chemicals Ltd. ................................              Chemicals                    23,300           38,192
Tata Engineering & Locomotive Co. (Telco)...........       Machinery & Engineering             45,100          192,342
Wockhardt...........................................       Health & Personal Care              31,700          226,561
                                                                                                          ------------
                                                                                                             4,569,784
                                                                                                          ------------
INDONESIA 4.0%
*Asia Pulp & Paper Co. Ltd., ADR....................       Forest Products & Paper            137,700          946,688
*PT Barito Pacific Timber TBK.......................       Forest Products & Paper          6,233,500          193,970
*PT BBL Dharmala Finance TBK, fgn. .................         Financial Services               163,000           18,444
*PT Charoen Pokphand Indonesia......................      Food & Household Products         1,330,000           22,574
*PT Ciputra Development.............................             Real Estate                  732,000           10,354
*PT Indah Kiat Pulp & Paper Corp. ..................       Forest Products & Paper            343,300           81,576
*PT Indocement Tunggal Prakarsa.....................   Building Materials & Components      1,016,000          347,768
*PT Indofoods Sukses Makmurr........................      Food & Household Products         2,522,250        1,348,530
PT Indosat..........................................         Telecommunications                80,000          110,438
*PT Jakarta International Hotel & Development.......             Real Estate                  294,500            7,498
*PT Kalbe Farma.....................................       Health & Personal Care             141,500            5,204
PT Lippo Life Insurance.............................              Insurance                   872,500           37,023
*PT Metrodata Electronic............................      Electrical & Electronics            733,327           62,234
*PT Pakuwon Jati....................................             Real Estate                  232,000            1,313
*PT Semen Cibinong..................................   Building Materials & Components      4,587,500          116,796
PT Semen Gresik (Persero)...........................   Building Materials & Components        308,111          324,236
*PT Sinar Mas Agro Resources & Technology Corp. ....      Food & Household Products            92,400           16,729
*PT Sinar Mas Multi Artha, fgn. ....................         Financial Services                13,050            2,289
*PT Sumalindo Lestari Jaya..........................       Forest Products & Paper            123,000            4,697
PT Telekomunikasi Indonesia (Persero), B............         Telecommunications             4,426,500        1,377,412
*PT Tempo Scan Pacific..............................       Health & Personal Care             207,000            9,955
PT Timah............................................           Metals & Mining              1,413,000          791,440
*PT Tjiwi Kimia.....................................       Forest Products & Paper          1,205,000          238,614
*PT United Tractors.................................       Machinery & Engineering             85,000            3,847
                                                                                                          ------------
                                                                                                             6,079,629
                                                                                                          ------------
MALAYSIA 5.0%
AMMB Holdings Bhd. .................................         Financial Services                71,000           51,905
Boustead Holdings Bhd. .............................      Food & Household Products           254,000          154,206
Cosway Corporation Bhd. ............................   Appliances & Household Durables         57,000           16,285
Edaran Otomobil Nasional Bhd. ......................             Automobiles                    2,000            2,458
Federal Flour Mills Bhd. ...........................      Food & Household Products           994,998          729,488
Genting Bhd. .......................................          Leisure & Tourism               308,000          559,676
Golden Hope Plantations Bhd. .......................    Misc Materials & Commodities           66,000           52,686
Hong Leong Industries Bhd. .........................           Multi-Industry                  51,800           29,054
*Hong Leong Industries Bhd., wts....................           Multi-Industry                   4,500              428
Hong Leong Properties Bhd., fgn. ...................             Real Estate                  248,000           35,948
Island & Peninsula Bhd. ............................             Real Estate                   45,000           24,579
Kian Joo Can Factory Bhd. ..........................        Industrial Components             140,000          154,404

                                                                              15

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
MALAYSIA (CONT.)
*Leader Universal Holdings Bhd. ....................        Industrial Components             195,000     $     40,759
Malayawata Steel Bhd. ..............................           Metals & Mining              1,095,000          209,327
Malaysian Airlines System Bhd. .....................           Transportation                 220,000           79,029
Malaysian International Shipping Corp., fgn. .......           Transportation               1,430,666        1,490,700
*MBF Capital Bhd. ..................................         Financial Services                 8,000            1,000
Oriental Holdings Bhd. .............................             Automobiles                1,520,408        1,996,229
Perlis Plantations Bhd. ............................           Multi-Industry                 975,348          794,990
Perusahaan Otomobil Nasional Bhd. ..................             Automobiles                    1,000            1,113
Public Finance Bhd., fgn. ..........................         Financial Services               140,000           52,938
Renong Bhd. ........................................           Multi-Industry                 223,000           40,522
Resorts World Bhd. .................................          Leisure & Tourism               652,000          682,099
Shangri La Hotels (Malaysia) Bhd. ..................          Leisure & Tourism               145,000           36,248
Tanjong Plc. .......................................  Recreation & Other Consumer Goods       230,000          314,059
Technology Resources Industries Bhd. ...............           Multi-Industry                 117,000           43,012
                                                                                                          ------------
                                                                                                             7,593,142
                                                                                                          ------------
MEXICO 10.9%
Alfa SA de CV, A....................................           Multi-Industry                 642,000        1,580,010
*Altos Hornos de Mexico SA..........................           Metals & Mining                  3,000            2,471
Cemex SA............................................   Building Materials & Components         15,427           44,243
Cemex SA, B.........................................   Building Materials & Components        554,250        1,706,455
*Cifra SA de CV, C..................................            Merchandising                 686,543          875,851
Coca Cola Femsa SA de CV, L, ADR....................         Beverages & Tobacco               80,000        1,105,000
DESC SA de CV DESC, A...............................           Multi-Industry                 540,000          482,772
Grupo Financiero Banamex Accival SA de CV, B........               Banking                    461,000          703,887
*Grupo Financiero Banamex Accival SA de CV, L.......               Banking                    719,459        1,011,796
Grupo Financiero Bancomer SA de CV, B...............               Banking                  1,185,000          279,734
Grupo Financiero Bancomer SA de CV, L...............               Banking                  2,669,370          493,384
*Grupo Financiero Serfin SA de CV, B................               Banking                  1,007,411           65,778
Telefonos de Mexico SA (Telmex), L, ADR.............         Telecommunications               132,700        7,588,781
Vitro SA De CV, A...................................      Food & Household Products           501,355          757,446
                                                                                                          ------------
                                                                                                            16,697,608
                                                                                                          ------------
PAKISTAN .8%
*DG Khan Cement Co. ................................   Building Materials & Components         26,000            1,573
Engro Chemical Pakistan Ltd. .......................              Chemicals                   155,135          258,483
Fauji Fertilizer Co. Ltd............................              Chemicals                    67,000           57,877
National Development Leasing Corp. .................         Financial Services                75,927            5,558
Pakistan Telecommunications Corp., PTC, A...........         Telecommunications             2,477,000          858,306
                                                                                                          ------------
                                                                                                             1,181,797
                                                                                                          ------------
PERU 1.1%
Telefonica Del Peru SA, B, ADR......................         Telecommunications               136,400        1,611,225
                                                                                                          ------------
PHILIPPINES 3.5%
*A Soriano Corp. ...................................           Multi-Industry               1,054,000           19,483
Ayala Corp. ........................................           Multi-Industry                 171,400           56,107

 16

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
PHILIPPINES (CONT.)
*Digital Telecommunications Philippines Inc. .......         Telecommunications               360,000     $      9,797
*Filinvest Development Corp. .......................             Real Estate                1,066,000           50,358
*Keppel Philippine Holdings Inc., B.................       Machinery & Engineering            723,975           14,870
*Metro Pacific Corp. MDI............................           Multi-Industry                 502,740           24,782
Petron Corp. .......................................           Energy Sources                 949,000          116,950
*Philex Mining Corp., B.............................           Metals & Mining              8,231,008           50,717
Philippine Long Distance Telephone Co., ADR.........         Telecommunications               133,106        3,161,268
*Philippine National Bank...........................               Banking                    550,430          883,232
RFM Corp. ..........................................      Food & Household Products         6,762,209          902,785
                                                                                                          ------------
                                                                                                             5,290,349
                                                                                                          ------------
POLAND .6%
*Agora SA, 144A.....................................      Broadcasting & Publishing             4,000           44,300
Bank Slaski SA W Katowicach.........................               Banking                     10,300          449,075
Elektrim SA.........................................           Multi-Industry                  27,500          283,016
*Impexmetal SA......................................           Metals & Mining                  1,603            4,754
Mostostal Export SA.................................       Construction & Housing             109,463          130,412
*Orbis SA...........................................          Leisure & Tourism                 3,696           27,170
*Rolimpex SA........................................   Wholesale & International Trade            823            1,419
Warta SA............................................              Insurance                     2,566           40,978
                                                                                                          ------------
                                                                                                               981,124
                                                                                                          ------------
RUSSIA .8%
Aeroflot............................................           Transportation                 105,300            6,318
GUM Trade House.....................................            Merchandising                  30,000           12,750
*Irkutskenergo......................................     Utilities Electrical & Gas           439,500           21,316
Lukoil Holdings, ADR................................           Energy Sources                   8,000          168,000
Mosenergo...........................................     Utilities Electrical & Gas         3,443,000           67,139
Mosenergo, ADR......................................     Utilities Electrical & Gas            24,670           49,340
Norilsk Nickel......................................           Metals & Mining                 36,100           41,515
Red October.........................................      Food & Household Products            22,000          148,500
Rostelecom..........................................         Telecommunications               201,000          158,790
Rostelecom, pfd. ...................................         Telecommunications               138,400           34,600
Rostelecom, ADR.....................................         Telecommunications                15,300           74,588
Saint Petersburg City Telephone Network, pfd., A....         Telecommunications                46,000            6,245
*Tyumen Aviatrans...................................           Transportation                 530,000            4,505
Unified Energy Systems..............................     Utilities Electrical & Gas         7,183,900          312,500
Unified Energy Systems, pfd. .......................     Utilities Electrical & Gas         1,260,000           18,900
*Vimpel Communications, ADR.........................         Telecommunications                 5,700           85,500
                                                                                                          ------------
                                                                                                             1,210,506
                                                                                                          ------------
SINGAPORE 10.8%
Acer Computer International Ltd. ...................      Electrical & Electronics             13,000            4,940
Acma Ltd. ..........................................      Electrical & Electronics            416,000          169,106
Asia Pacific Breweries Ltd. ........................         Beverages & Tobacco               24,000           50,174
City Developments Ltd. .............................             Real Estate                  658,000        2,751,220

                                                                              17

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
Cycle & Carriage Ltd. ..............................             Automobiles                  194,000     $    709,756
Delgro Corp. .......................................           Transportation               1,819,200        2,097,045
First Capital Corp. Ltd. ...........................             Real Estate                  180,000          131,707
*First Capital Corp. Ltd., cvt., pfd. ..............             Real Estate                   54,000           38,571
Fraser and Neave Ltd. ..............................         Beverages & Tobacco              372,000        1,263,763
G P Batteries International Ltd. ...................      Electrical & Electronics             26,000           45,296
Hai Sun Hup Group Ltd. .............................           Transportation                 375,000          100,174
Hong Leong Finance Ltd., fgn. ......................         Financial Services               270,000          366,899
*Inchcape Marketing Services Ltd. ..................      Broadcasting & Publishing             3,000            1,664
Inchcape Motors Ltd. ...............................   Wholesale & International Trade         40,000           43,902
Jaya Holdings Ltd. .................................           Transportation                 331,500          102,992
Jurong Shipyard Ltd. ...............................       Machinery & Engineering             17,000           64,170
Keppel Corp., Ltd. .................................           Transportation                 662,000        1,537,747
MCL Land Ltd. ......................................             Real Estate                  161,000          105,650
Metro Holdings Ltd. ................................   Wholesale & International Trade         40,000           34,379
Natsteel Ltd. ......................................           Metals & Mining                162,000          153,345
*Neptune Orient Lines Ltd. .........................           Transportation                   8,000            2,718
*Osprey Maritime Ltd. ..............................           Transportation                 320,000          112,427
Osprey Maritime Ltd., cvt., pfd. ...................           Transportation                  47,960           13,926
Overseas Chinese Banking Corp. Ltd., fgn. ..........               Banking                    298,000        1,990,128
Overseas Union Enterprise Ltd. .....................          Leisure & Tourism                57,400          101,333
Prima Ltd. .........................................      Food & Household Products           511,000          854,634
Republic Hotels & Resorts Ltd. .....................          Leisure & Tourism                98,000           42,256
Robinson & Co., Ltd. ...............................            Merchandising                   5,000           12,718
Rothmans Industries Ltd. ...........................         Beverages & Tobacco                1,000            5,865
*Sembcorp Industries Ltd. ..........................           Multi-Industry                 979,096        1,063,246
Singapore Petroleum Company, fgn. ..................              Chemicals                    44,000           18,014
Times Publishing Ltd. ..............................      Broadcasting & Publishing            26,000           38,653
United Industrial Corporation Ltd. .................             Real Estate                  693,000          285,732
United Overseas Bank Ltd., fgn. ....................               Banking                    305,000        1,788,908
United Overseas Land Ltd. ..........................             Real Estate                  421,000          266,487
WBL Corp. Ltd. .....................................           Multi-Industry                 114,000           84,739
                                                                                                          ------------
                                                                                                            16,454,284
                                                                                                          ------------
SLOVAK REPUBLIC .1%
Nafta Gbely AS......................................     Utilities Electrical & Gas             5,662           54,125
Slovnaft AS.........................................              Chemicals                     8,000          130,458
Vychodoslovenske Zeleziarne AS......................           Metals & Mining                  5,000           23,680
                                                                                                          ------------
                                                                                                               208,263
                                                                                                          ------------
SOUTH AFRICA 9.9%
Aeci Ltd. ..........................................              Chemicals                    84,000          120,678
Anglo American Corp. of South Africa Ltd. ..........           Metals & Mining                113,945        3,553,528
Anglovaal Industried Ltd. ..........................           Multi-Industry                 231,825          288,144
Barlow Ltd. ........................................           Multi-Industry                 331,144        1,526,095
CG Smith Ltd. ......................................           Multi-Industry                 709,500        1,689,286

 18

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
De Beers/Centenary Linked Units, Reg. ..............    Misc Materials & Commodities          119,900     $  2,067,041
*Del Monte Royal Foods Ltd. ........................      Food & Household Products           517,825          174,698
Dunlop Africa Ltd. .................................        Industrial Components              61,000           23,632
Edgars Stores Ltd. .................................         Textiles & Apparel                25,295          107,796
Iscor Ltd. .........................................           Metals & Mining              1,290,738          220,853
Kersaf Investments Ltd. ............................          Leisure & Tourism                47,575          165,111
Liberty Life Association of Africa Ltd. ............              Insurance                    11,000          151,461
Malbak Ltd. ........................................           Multi-Industry                 105,500           51,090
+McCarthy Retail Ltd., cvt., zero cpn., 9/30/03.....           Multi-Industry                  26,733ZAR        13,809
Palabora Mining Co. Ltd. ...........................           Metals & Mining                 39,500          200,847
Plate Glass & Shatterprufe Industries Ltd. .........   Building Materials & Components         14,480           66,849
Rembrandt Group Ltd. ...............................           Multi-Industry                 205,700        1,344,770
Reunert Ltd. .......................................      Electrical & Electronics             38,000           46,618
Sappi Ltd. .........................................       Forest Products & Paper            178,000          634,996
Sasol Ltd. .........................................           Energy Sources                 202,500          789,407
South African Breweries Ltd. .......................         Beverages & Tobacco               84,952        1,234,169
Sun International (South Africa) Ltd. ..............          Leisure & Tourism                90,890           11,004
Tongaat-Hulett Group Ltd. ..........................           Multi-Industry                  92,081          526,177
Toyota South Africa Limited.........................             Automobiles                   12,000           30,993
                                                                                                          ------------
                                                                                                            15,039,052
                                                                                                          ------------
SOUTH KOREA 7.0%
*Daegu Bank Co. Ltd. ...............................               Banking                     86,314          201,058
*Daewoo Electronics Co. ............................      Electrical & Electronics             20,200           89,154
*Dongkuk Steel Mill Co. Ltd. .......................           Metals & Mining                 20,410           90,915
*Hankook Cosmetics Co. Ltd. ........................       Health & Personal Care               8,700           97,417
*Korea Electric Power Corp. ........................     Utilities Electrical & Gas           214,400        5,064,291
*Kyung Dong Boiler Co. Ltd. ........................     Energy Equipment & Services            8,154           67,978
LG Electronics Inc. ................................      Electrical & Electronics            162,871        1,644,019
*Saehan Precision Co. Ltd. .........................      Electrical & Electronics             17,288          259,998
*Samsung Display Devices Ltd. ......................      Electrical & Electronics             60,336        2,441,056
*Samsung Electronics Co. Ltd. ......................      Electrical & Electronics              1,878          132,312
Samsung Heavy Industries Co. Ltd. ..................       Machinery & Engineering             23,746          104,416
*Shin Poong Paper Manufacturing Co. Ltd. ...........       Forest Products & Paper              2,000           17,981
Shin Young Wocoal Inc. .............................         Textiles & Apparel                 1,610           63,821
*Ssangyong Oil Refining Co. Ltd. ...................              Chemicals                    21,510          309,421
*Tong Yang Merchant Bank............................         Financial Services                 7,149           31,436
                                                                                                          ------------
                                                                                                            10,615,273
                                                                                                          ------------
SRI LANKA
Aitken Spence & Co. Ltd. ...........................           Multi-Industry                  46,533           66,256
                                                                                                          ------------
THAILAND 10.7%
Advanced Info Service Public Co. Ltd., fgn. ........         Telecommunications               134,000          933,548
*American Standard Sanitaryware Public Co. Ltd.
  fgn. .............................................   Building Materials & Components         17,000          114,108
Ayudhya Insurance Public Co. Ltd., fgn. ............              Insurance                    15,000           48,232
*Bangkok Bank Public Co. Ltd. ......................               Banking                     84,500          105,851

                                                                              19

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Bangkok Bank Public Co. Ltd., fgn. ................               Banking                    161,000     $    271,785
Bangkok Insurance Public Co. Ltd. ..................              Insurance                    19,800           66,318
Bangkok Insurance Public Co. Ltd., fgn. ............              Insurance                     4,900           22,320
*Charoen Pokphand Feedmill Public Co. Ltd., fgn. ...      Food & Household Products           143,800          183,025
*Dusit Thani Public Company Ltd., fgn. .............          Leisure & Tourism                74,500           55,895
*Hana Microelectronics Co. Ltd., fgn. ..............      Electrical & Electronics            203,700          458,489
Industrial Finance Corp. of Thailand, fgn. .........         Financial Services               964,400          264,874
*Industrial Finance Corp. of Thailand, rts. ........         Financial Services               360,850            2,417
*Italian-Thai Development Public Co. Ltd., fgn. ....       Construction & Housing             269,900          549,636
*Jasmine International Public Co. Ltd., fgn. .......         Telecommunications               876,000          194,823
*Land and House Public Co. Ltd. ....................             Real Estate                  462,536          235,482
*Land and House Public Co. Ltd., fgn. ..............             Real Estate                  186,100          104,719
National Petrochemical Public Company Ltd., fgn. ...              Chemicals                   702,100          333,930
*Regional Container Lines Public Co. Ltd. ..........           Transportation                     400              228
Regional Container Lines Public Co. Ltd., fgn. .....           Transportation                 139,000           88,458
*Saha Union Public Co. Ltd. ........................           Multi-Industry                 313,614          123,950
Saha Union Public Co. Ltd., fgn. ...................           Multi-Industry                  86,386           34,142
*Sanyo Universal Electric Public Co Ltd., fgn. .....   Appliances & Household Durables          6,000            1,479
*Serm Suk Public Co. Ltd. ..........................      Food & Household Products            85,700          293,934
*Serm Suk Public Co. Ltd., fgn. ....................      Food & Household Products             4,900           16,806
*SG Asia Credit Public Co. Ltd., fgn. ..............         Financial Services                 7,000            2,016
*Shinawatra Computer & Comm. Public Co. Ltd.,
  fgn. .............................................      Electrical & Electronics             18,500           51,058
*Shinawatra Computer & Comm. Public Co. Ltd.,
  rts. .............................................      Electrical & Electronics             18,500           43,623
*Siam Cement Public Co. Ltd. .......................   Building Materials & Components        128,065        1,873,620
Siam Cement Public Co. Ltd., fgn. ..................   Building Materials & Components         59,135        1,223,264
Siam Makro Public Company Ltd., fgn. ...............            Merchandising                 438,100          815,861
*Thai Airways International Public Co. Ltd.,
  fgn. .............................................           Transportation                 406,800          534,116
*Thai Engine Manufacturing Public Company Ltd.,
  fgn. .............................................       Machinery & Engineering            193,000           38,786
*Thai Farmers Bank Public Co. Ltd. .................               Banking                    481,100          657,452
*Thai Farmers Bank Public Co. Ltd., fgn. ...........               Banking                  2,636,500        4,415,360
*Thai Petrochemical Industry Public Co. Ltd.,
  fgn. .............................................              Chemicals                 1,327,100          209,804
*Thai Rayon Public Co. Ltd. ........................         Textiles & Apparel                 6,300            5,233
*Thai Telephone & Telecommunication Public Co. Ltd.,
  fgn. .............................................         Telecommunications               713,400           95,579
*Tipco Asphalt Public Co. Ltd., fgn. ...............   Building Materials & Components        169,000          296,610
*Total Access Communication Public Co. Ltd. ........         Telecommunications               374,000          774,180
*United Communications Industries, fgn. ............         Telecommunications             1,161,000          746,624
*United Standard Terminal Public Co. Ltd., fgn. ....   Wholesale & International Trade         88,000           36,254
                                                                                                          ------------
                                                                                                            16,323,889
                                                                                                          ------------
TURKEY 7.2%
Akbank..............................................               Banking                180,509,932        4,886,695
Arcelik AS, Br. ....................................   Appliances & Household Durables     42,560,541        1,056,167
Erciyas Biracilik...................................      Food & Household Products           354,000           25,955
*Eregli Demir ve Celik Fabrikalari AS...............           Metals & Mining             83,886,250          842,138
*Eregli Demir ve Celik Fabrikalari AS, rts. ........           Metals & Mining             16,777,250           42,580
Finansbank, Br. ....................................               Banking                392,190,215        3,317,882

 20

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
TURKEY (CONT.)
Haci Omer Sabanci Holding AS........................           Multi-Industry               7,670,000     $    179,521
*Turkiye Garanti Bankasi AS.........................               Banking                 17,171,325          629,492
                                                                                                          ------------
                                                                                                            10,980,430
                                                                                                          ------------
VENEZUELA 2.1%
*Ceramica Carabobo CA, A, ADR.......................   Building Materials & Components         20,973           14,600
Compania Anonima Nacional Telefonos de Venezuela,
  ADR...............................................         Telecommunications                69,000        1,073,813
Electricidad De Caracas Saica Saca, ADR.............     Utilities Electrical & Gas            80,020        1,229,064
Mavesa SA, ADR......................................      Food & Household Products           222,900          766,219
Siderurgica Venezolana Sivensa Saica Services, A....           Metals & Mining              2,386,918           78,924
Siderurgica Venezolana Sivensa Saica Services, A,
  ADR...............................................           Metals & Mining                  2,000            4,629
                                                                                                          ------------
                                                                                                             3,167,249
                                                                                                          ------------
ZIMBABWE .1%
Delta Corp. ........................................           Multi-Industry                 227,341           48,970
Meikles Africa Ltd. ................................           Multi-Industry                  37,000           21,275
Zimbabwe Sun Ltd. ..................................           Multi-Industry                 106,688            6,268
                                                                                                          ------------
                                                                                                                76,513
                                                                                                          ------------
TOTAL LONG TERM SECURITIES (COST $201,153,485)......                                                       150,523,588
                                                                                                          ------------
                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                          -----------
SHORT TERM INVESTMENTS (COST $2,522,628) 1.6%
+U.S. Treasury Bills, 4.29% to 4.48%, with
  maturities to 5/27/99.............................                                       $2,535,000        2,522,456
                                                                                                          ------------
TOTAL INVESTMENTS (COST $203,676,113) 100.3%........                                                       153,046,044
OTHER ASSETS, LESS LIABILITIES (.3%)................                                                          (469,747)
                                                                                                          ------------
TOTAL NET ASSETS 100.0%.............................                                                      $152,576,297
                                                                                                          ============

CURRENCY ABBREVIATION:

ZAR  -- South African Rand


*Non-income producing.
+Designates debt securities denominated in U.S. dollars unless otherwise indicated.
                       See Notes to Financial Statements.
                                                                              21

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $203,676,113)....    $153,046,044
 Cash.......................................................          40,556
 Receivables:
  Investment securities sold................................         236,973
  Dividends and interest....................................         583,480
                                                                ------------
      Total assets..........................................     153,907,053
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         856,479
  To affiliates.............................................         162,864
 Distributions to shareholders..............................          46,959
 Accrued Expenses...........................................         264,454
                                                                ------------
      Total liabilities.....................................       1,330,756
                                                                ------------
Net assets, at value........................................    $152,576,297
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $  1,104,484
 Net unrealized depreciation................................     (50,850,910)
 Accumulated net realized loss..............................      (2,426,914)
 Capital shares.............................................     204,749,637
                                                                ------------
Net assets, at value........................................    $152,576,297
                                                                ============
Net asset value per share ($152,576,297 / 17,651,129 shares
  outstanding)..............................................           $8.64
                                                                ============

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $277,865)
 Dividends..................................................    $ 1,972,697
 Interest...................................................        696,044
                                                                -----------
      Total investment income...............................                      $ 2,668,741
Expenses:
 Management fees (Note 3)...................................      1,084,795
 Administrative fees (Note 3)...............................        130,175
 Transfer agent fees........................................         12,800
 Custodian fees.............................................         89,600
 Reports to shareholders....................................         74,600
 Registration and filing fees...............................         28,600
 Professional fees..........................................         54,400
 Directors' fees and expenses...............................          9,900
 Other......................................................          2,519
                                                                -----------
      Total expenses........................................                        1,487,389
                                                                                  -----------
            Net investment income...........................                        1,181,352
                                                                                  -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................        360,127
  Foreign currency transactions.............................       (113,485)
                                                                -----------
      Net realized gain.....................................                          246,642
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     37,716,745
  Translation of assets and liabilities denominated in
    foreign currencies......................................       (220,841)
                                                                -----------
      Net unrealized appreciation...........................                       37,495,904
                                                                                  -----------
Net realized and unrealized gain............................                       37,742,546
                                                                                  -----------
Net increase in net assets resulting from operations........                      $38,923,898
                                                                                  ============

                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $  1,181,352           $   4,311,591
  Net realized gain from investments and foreign currency
    transactions............................................           246,642              78,186,635
  Net unrealized appreciation (depreciation) on
   investments..............................................        37,495,904            (205,907,624)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        38,923,898            (123,409,398)
 Distributions to shareholders from:
  Net investment income.....................................        (4,872,098)             (4,385,151)
  Net realized gains........................................       (71,586,456)            (36,081,159)
 Capital share transactions (Note 2)........................         7,759,213               4,225,187
                                                                ---------------------------------------
    Net decrease in net assets..............................       (29,775,443)           (159,650,521)
Net assets:
 Beginning of period........................................       182,351,740             342,002,261
                                                                ---------------------------------------
 End of period..............................................      $152,576,297           $ 182,351,740
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................      $  1,104,484           $   4,795,230
                                                                ======================================

                       See Notes to Financial Statements.
 24

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, diversified investment company. The Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of February 28, 1999, the Fund has investments with a value of approximately $7.6 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              25

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL SHARES

At February 28, 1999, there were 30 million shares authorized ($0.01 par value). During the period ended February 28, 1999 and the year ended August 31, 1998, 850,791 and 252,599 shares were issued for $7,759,213 and $4,225,187 from reinvested distributions, respectively.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee monthly to FT Services based on the rate of 0.15% per year of the Fund's average daily net assets.

Legal fees of $24,817 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At February 28, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $204,961,353 was as follows:

Unrealized appreciation.....................................    $ 24,650,441
Unrealized depreciation.....................................     (76,565,750)
                                                                ------------
Net unrealized depreciation.................................    $(51,915,309)
                                                                ============

 26

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $17,472,204 and $29,806,404, respectively.

                                                                              27

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Annual Meeting of Shareholders, February 16, 1999

An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Ft. Lauderdale, Florida, on February 16, 1999. The purpose of the meeting was to elect six Directors of the Fund; to ratify the selection of McGladrey & Pullen, LLP, as the Fund's independent auditors for the fiscal year ending August 31, 1999; and in their discretion, to authorize the proxyholders to vote upon such other matters that may legally come before the meeting or any adjournment of the meeting. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Harris J. Ashton, Nicholas F. Brady, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday and Constantine D. Tseretopoulos.* Shareholders ratified the selection of McGladrey & Pullen, LLP, to serve as the Fund's independent auditors for the fiscal year ending August 31, 1999. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

1. The election of six (6) Directors:

                                                                                 % OF                           % OF
                                                                              OUTSTANDING                    OUTSTANDING
                    TERM EXPIRING 2001:                          FOR            SHARES         WITHHELD        SHARES
------------------------------------------------------------------------------------------------------------------------
Constantine D. Tseretopoulos................................  11,988,699        67.92%         305,757          1.73%
TERM EXPIRING 2002:
--------------
Harris J. Ashton............................................  12,025,886        68.13%         268,570          1.52%
Nicholas F. Brady...........................................  12,024,038        68.12%         270,418          1.53%
Frank J. Crothers...........................................  11,996,724        67.96%         297,732          1.69%
S. Joseph Fortunato.........................................  12,008,398        68.03%         286,058          1.62%
Edith E. Holiday............................................  12,017,189        68.08%         277,267          1.57%

2. The ratification of the selection of McGladrey & Pullen, LLP, as independent auditors of the Fund for the fiscal year ending August 31, 1999:

               % OF                    % OF                    % OF                      % OF
            OUTSTANDING             OUTSTANDING             OUTSTANDING    BROKER     OUTSTANDING
   FOR        SHARES      AGAINST     SHARES      ABSTAIN     SHARES      NON-VOTES     SHARES
-------------------------------------------------------------------------------------------------
12,077,730..   68.42%     89,237       0.51%      127,489      0.72%         --           --

*Harmon E. Burns, John Wm. Galbraith, Andrew H. Hines, Jr., Charles B. Johnson, Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
 28

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Dividend Reinvestment and Cash Purchase Plan

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gains distributions will be reinvested automatically; ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to Mellon Securities Trust Company (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Securities Trust Co." and sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attn: Templeton Emerging Markets Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares in the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $5.00 and less trading fees.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.

                                                                              29

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.

SHAREHOLDER INFORMATION

Shares of Templeton Emerging Markets Fund, Inc. are traded daily on the New York Stock Exchange under the symbol "EMF." The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about dividends and shareholder accounts, call 1-800/416-5585.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the Reports to Shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list, by writing Templeton Emerging Markets Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.
 30

PAGE

                      This page intentionally left blank.

PAGE

                      This page intentionally left blank.

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

Fund Allocator Series
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

PAGE


SEMIANNUAL REPORT

TEMPLETON EMERGING MARKETS FUNDS, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

TRANSFER AGENT
ChaseMellon Shareholder Services, L.L.C.
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
1-800/416-5585

FUND INFORMATION
1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up, and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


TLEMF S99 04/99                         [RECYCLE LOGO] Printed on recycled paper